Supplementary information on oil and gas activities (unaudited) - Summary of reconciliation of the company's reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025 MMBbls	Dec. 31, 2025 Bcf MMBbls	Dec. 31, 2024 Bcf MMBbls	Dec. 31, 2023 MMBbls Bcf	Dec. 31, 2025 Bcf	Dec. 31, 2024 Bcf	Dec. 31, 2023 Bcf
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Proved developed and undeveloped reserves revisions of previous estimates increase decrease of oil	113.9		73.5	86.5
Proved developed and undeveloped reserves, revisions of previous estimates of gas | Bcf		68.9	49.2	65.5
Proved developed and undeveloped reserves of purchase or sales of oil	131.9
Proved developed and undeveloped reserves of purchase or sales of gas | Bcf		74.9
Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance				0.2
Combined effect of volume of oil reserve			0.59	(0.06)
Price changes effect of volume of oil reserve				(0.4)
Price changes effect of volume of oil and gas for better performance | Bcf							(0.41)
Combined effect of volume of oil and gas for better performance			(1.43)			2.57	(1.75)
Rounding volume of oil for better performance				(0.1)
Raised volume of oil due to latest drilling campaigns			0.53
Raised volume of oil due to extension of drilling campaigns | Bcf						0.39
Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Combined effect of volume of oil reserve			(0.17)	0.73
Raised volume of oil due to latest drilling campaigns			0.22	0.5		2.05
Raised volume of oil due to payment of royalities for production				3.1			6.4
Raised volume of oil due to extension of drilling campaigns				0.9			0.7
Decrease of volume of oil | Bcf							(0.4)
Extension of volume of oil | Bcf							3.3
Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance				1.65			1.67
Vista Lach [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place	61.6	29.71
Vista Lach [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place	65	40.58
Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Proved Developed Oil Reserves Purchases or Sales Changes				(5.4)
Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Proved Developed Oil Reserves Purchases or Sales Changes | Bcf				(2.6)
Crude Oil [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates	1.9	(13.4)
Sale of Natural Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Oil and Gas, Proved Reserve, Quantity, Volume, Production	5.4	30.4
Consumption of Natural Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Oil and Gas, Proved Reserve, Quantity, Volume, Production	1.2	6.7
Bajada Del Palo Este Conventional [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance			24.29	28.91		12.55	12.05
Bajada Del Palo Oeste Conventional Block [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance			19.64	36.85		12.72	35.33
Aguada Federal Concession [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance			4.11	9.09		3.48	9.09
Aguada Federal Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve			0.21	(0.54)
Bajada del Palo Este Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf						3.59
Volume of oil reserve	0.63	0.63	(0.96)	(0.71)	3.09
Bajada del Palo Oeste Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve			(0.6)	(0.43)
Bajada del Palo Oeste Negative Farmout Agreement 2 [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve			(0.42)	(1.26)
Entre Lomas Rio Negro Negative CAN [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve				(0.31)
Entre Lomas Rio Negro Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve				(0.88)
Bajada del Palo Este Positive [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve			3.02	0.38
Volume of drilled well oil and gas for better performance				3.1			0.8
Bajada del Palo Oeste Positive [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf						1.91
Volume of oil reserve			1.63	0.33
Bajada del Palo Oeste Positive [Member] | Trafigura Agreement [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place	5.27	4.63
Bajada del Palo Oeste Positive FarmoutAgreement 2 [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve				0.77
Aguada Federal [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf							(4.3)
Aguada Federal [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance				1.16
Volume of oil and gas for better performance | Bcf						0.73
Volume of oil reserve	0.26	0.26			0.9
Volume of drilled well oil and gas for better performance			2.68			2.25	1.44
Aguada Federal [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf						(0.82)	(6.58)
Decrease of volume of well reserve				(5.82)
Combined effect of volume of oil and gas for better performance | Bcf							0.7
Volume of drilled well oil and gas for better performance	4.97	4.97			2.16
Bajada del Palo Este [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf						2.07	(2.62)
Volume of oil reserve			0.11
Volume of drilled well oil and gas for better performance			6.8			3.52
Bajada del Palo Este [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	19.3	19.3			8.47
Bajada del Palo Este [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance			5.61			2.82
Bajada del Palo Oeste [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf						(8.49)	(4.51)
Volume of oil reserve	2.03	2.03			13.72
Volume of drilled well oil and gas for better performance	11.69	11.69	15.98		7.17	14.66
Bajada del Palo Oeste [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	41.62	41.62			30.24
Bajada del Palo Oeste [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance			24.99	7.84		23.36	7.9
Bajada del Palo Oeste NOC [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf							(3.61)
Bajada del Palo Oeste Farmout Agreement I [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf							(3.28)
Bajada del Palo Oeste (Farmout Agreement II) [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf							(1.44)
Volume of drilled well oil and gas for better performance				2.7			2.45
Bajada del Palo Oeste (Farmout Agreement II) [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance				6.94			6.99
Bajada del Palo Oeste [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance				3.18			3.19
Bajada del Palo Oeste [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf						1.5
Aguila Mora [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	0.04	0.04			0.35
Volume of drilled well oil and gas for better performance				1.51			1.15
Entre Lomas Rio Negro [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance				0.22			2.06
Aguila Mora Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.2)	(0.2)	(0.47)		0.29
Bajada del Palo Oeste Negative Farmout Agreement 1 [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve			(0.66)
Other Fields Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve			(0.24)
Entre Lomas in Rio Negro Province [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf						3.42
Bajada del Palo Oeste Farmout Agreement I and II [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance			0.32			0.29
Bajada del Palo Oeste Conventional Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	0.14	0.14			5.23
BPE Conventional Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	0.02	0.02			0.7
Other Fields Positive [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	0.57	0.57			8.42
Vista Lach [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	26.1	26.1			19.15
BPE [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	10.1	10.1			1.76
ARGENTINA | Natural Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates | Bcf			(5.2)	(27.8)
ARGENTINA | Crude Oil [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates			1.4	(8.2)
MEXICO | Natural Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates | Bcf		(13.4)	2.4	(10)
MEXICO | Crude Oil [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates	(7.2)		0.3	4.6